UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.
800 Golfview Park
Lenoir, NC 28645
(Address of principal executive offices) (Zip code)

Carol Frye
800 Golfview Park
P. O. Box 500
Lenoir, NC 28645
(Name and address of agent for service)

Registrant’s telephone number, including area code:  828-758-6100

Date of fiscal year end:  October 31, 2010

Date of reporting period:  January 31, 2010

Item 1.  Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2010

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
OAKWOOD HOMES CORP	[1,2,3]	7.875%	3/1/2004	$1,000,000	$951,731	$-
LEHMAN BROS HLDGS INC NIKKEI	[2,3]	0.000%	9/29/2008	3,000,000	3,000,000	-
LEHMAN BROS HLDGS INC EAFE	[2,3]	0.000%	11/15/2008	1,000,000	1,000,000	-
LEHMAN BROS MEDIUM TERM	[2,3]	0.000%	3/15/2011	2,500,000	2,500,000	-
AMKOR TECHNOLOGY INC		2.500%	5/15/2011	250,000	223,492	236,563
MINEFINDERS CORP		4.500%	12/15/2011	250,000	236,610	265,625
AK STEEL		7.750%	5/15/2012	500,000	437,915	502,500
FED REPUBLIC OF BRAZIL		12.500%	1/5/2016	558,095	614,305	623,864
NII HOLDINGS INC		2.750%	8/15/2025	500,000	461,554	500,625

TOTAL INVESTMENTS IN FIXED INCOME				$9,558,095	$9,425,607	$2,129,177	2.01%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2010

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
US TREASURY BILLS	[3]	0.000%	3/18/2010	$1,000,000	$999,944	$999,954
US TREASURY BILLS	[3]	0.000%	3/25/2010	415,000	$414,980	$414,973
US TREASURY BILLS	[3]	0.000%	4/22/2010	200,000	$199,982	$199,969
US TREASURY BILLS	[3]	0.000%	4/29/2010	575,000	574,826	574,896
US TREASURY BILLS	[3]	0.000%	1/15/2011	500,000	520,029	518,731
US TREASURY BILLS	[3]	0.000%	1/31/2011	500,000	503,966	502,754

TOTAL INVESTMENTS IN US GOVERNMENT & AGENCY OBLIGATIONS				$3,190,000	$3,213,727	$3,211,277	3.02%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2010

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCOME FUND	100,000.00	$547,920	$630,990
CALAMOS CONVERTIBLE & HIGH INCOME FUND	40,000.00	415,563	461,200
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,657	368,700
EATON VANCE FLOATING RATE INCOME TRUST	40,000.00	513,954	605,000
FEDERATED PRUDENT GLOBAL INCOME FUND INST. SHARES	37,735.85	500,000	470,943
FIDELITY US BOND INDEX FUND	192,678.23	2,000,000	2,156,069
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	23,633.00	203,791	250,273
GABELLI CONVERTIBLE & INCOME SECURITIES FUND	32,600.00	203,772	196,904
HARBOR BOND FUND	148,102.73	1,750,000	1,824,626
ING PRIME RATE TR SH BEN I	150,000.00	698,635	861,000
ISHARES BARCLAY TIPS BOND	15,000.00	1,496,134	1,582,350
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND	15,000.00	1,512,420	1,581,750
ISHARES IBOXX HIGH YIELD CORPORATE BOND	15,000.00	1,231,883	1,293,450
JANUS TRITON FUND CLASS T SHARES	14,111.01	150,000	173,848
JOHN HANCOCK PREFERRED INCOME FUND	10,000.00	157,204	169,705
LOOMIS SAYLES BOND FUND INSTITUTIONAL CLASs	86,518.62	1,112,500	1,160,215
LOOMIS SAYLES GLOBAL BOND FUND INSTITUTIONAL CLASS	30,450.67	500,000	486,906
NUVEEN FLOATING RATE INCOME FUND	40,000.00	376,704	430,400
PIMCO COMMODITY REAL RETURN STRATEGY CLASS A	120,754.48	950,000	931,017
PIMCO CORPORATE INCOME FUND	12,500.00	153,358	181,875
PIMCO GLOBAL ADV STRATEGY BOND FD INSTITUTIONAL CLASS	42,955.33	500,000	475,515
PIMCO GLOBAL MULTI-ASSET FUND CLASS D	54,601.01	600,000	584,777
PIMCO STRATEGIC GLOBAL GOVERNMENT FUND	15,000.00	146,148	160,950
PIMCO TOTAL RETURN FUND INSTITUTIONAL SHARES	488,758.55	5,000,000	5,356,794
POWERSHARES II PREFERRED	5,000.00	66,915	67,500
SPDR DB INTL. GOVT. INFLATION-PROTECTED BOND	25,000.00	1,347,702	1,370,750
TEMPLETON EMERGING MARKETS INCOME FUND	25,000.00	337,318	351,250
TEMPLETON GLOBAL INCOME FUND	50,000.00	431,003	474,500
VAN KAMPEN SENIOR INCOME TRUST	150,000.00	540,955	688,485
VANGUARD INTERMEDIATE TERM INV GRADE FUND INV SHARES	274,750.29	2,300,000	2,692,553
VANGUARD GNMA FUND ADMIRAL SHARES	46,904.36	500,000	504,222
VANGUARD HI-YIELD CORP FUND INVESTOR SHARES	101,579.29	500,000	556,654
VANGUARD SHORT-TERM BOND ETF	5,000.00	401,025	401,700
WESTERN ASSET/CLAYMORE INFL-LINKED OPPOR & INCOME FUND	40,000.00	477,429	479,120
WESTERN ASSET/CLAYMORE INFL-LINKED SECURITIES & INCOME FD	15,000.00	184,163	186,150
WISDOMTREE DREYFUS CHINESE YUAN	25,000.00	631,426	633,250
TOTAL BOND MUTUAL FUNDS		28,710,576	30,801,392	29.01%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2010

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets
STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Foreign Large Blend
VANGUARD INTL GROWTH FUND ADMIRAL SHARES		2,728.76	150,000	139,985
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND		7,075.47	105,000	96,792
			255,000	236,778	0.22%

Foreign Large Value
ISHARES INC MSCI CDA INDEX		10,000.00	202,749	244,400
OAKMARK INTERNATIONAL FUND CLASS I		10,063.26	175,000	163,830
			377,749	408,230	0.38%

Diversified Emerging Markets
ISHARES MSCI BRIC INDEX		500.00	19,178	20,515
ISHARES TR MSCI EMERGING MARKETS INDEX		5,000.00	162,695	191,400
WISDOMTREE EMERGING MARKETS SMALL CAP DIVIDEND		15,000.00	424,185	615,750
			606,058	827,665	0.78%

Diversified Asia Pacific
ISHARES MSCI PACIFIC EX-JAPAN		10,000.00	297,900	381,800
ISHARES TR FTSE/XINHUA CHINA 25 INDEX		15,000.00	474,741	575,400
			772,641	957,200	0.90%

Asia Ex-Japan Stock
ISHARES INC MSCI HONG KONG INDEX		25,000.00	273,430	365,750
TEMPLETON DRAGON FD COM		6,000.00	160,320	144,060
			433,750	509,810	0.48%

Latin America Stock
ISHARES INC MSCI BRAZIL INDEX		10,000.00	507,287	646,900	0.61%

TOTAL INTERNATIONAL EQUITIES			2,952,484	3,586,583	3.38%

SPECIALTY FUNDS
Diversified Financials
POWERSHARES FINANCIAL PREFERRED		20,000.00	363,538	328,400	0.31%

Real Estate
COHEN & STEERS REIT & PREFERRED INCOME FUND		15,000.00	102,854	153,900	0.14%

Utilities
REAVES UTILITY INCOME FUND		5,000.00	95,337	86,601	0.08%

Large Cap Blend
T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND		9,661.84	200,000	188,309	0.18%

Health
ISHARES DOW JONES US PHARMACEUTICALS		3,000.00	158,105	171,750	0.16%

Precious Metals
ISHARES SILVER TRUST	[3]	25,000.00	344,625	397,500
MARKET VECTORS GOLD MINERS ETF		26,000.00	1,042,682	1,058,720
SPDR GOLD TRUST	[3]	10,000.00	969,550	1,059,600
			2,356,857	2,515,820	2.37%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2010

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

STOCK MUTUAL FUNDS: (Continued)
Conservative Allocation
VANGUARD WELLESLEY INCOME FUND	9,990.25	205,000	202,902	0.19%

World Allocation
IVY ASSET STRATEGY FUND CLASS I	72,445.42	1,979,197	1,581,484	1.49%

Long-Short
HUSSMAN STRATEGIC GROWTH FUND	311,478.07	5,000,000	3,986,919	3.76%

TOTAL SPECIALTY FUNDS		10,460,887	9,216,085	8.68%

TOTAL STOCK MUTUAL FUNDS		13,413,371	12,802,667	12.06%

TOTAL INVESTMENTS IN MUTUAL FUNDS		$42,123,947	$43,604,059	41.07%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
January 31, 2010

				Percent
			Market	of Net
Company Name		Cost	Value	Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ARMORED WOLF ALPHA FUND, LLC	[2,3]	$1,000,000	$1,007,593
DEL MAR INDEX OPPORTUNITY ONSHORE	[2,3]	1,500,000	1,597,113
ELLIOTT ASSOCIATES, LP	[2,3]	2,000,000	2,525,445
LMC COMPASS FUND, LP	[2,3]	1,500,000	1,847,305
RD LEGAL FUNDING PARTNERS, LP	[2,3]	1,000,000	1,190,788
STARK INVESTMENTS LP	[2,3]	1,000,000	2,480,746
STARK STRUCTURED ONSHORE FINANCE FUND LP	[2,3]	1,000,000	878,040
WALNUT INVESTMENT PARTNERS LP	[2,3]	235,567	126,318
TOTAL LIMITED PARTNERSHIPS		9,235,567	11,653,348	10.98%

WARRANTS:
CREDIT SUISSE 24-MONTH COMMODITY CURRENCY BASKET	[3]	58,400	251
CREDIT SUISSE 24-MONTH GULF CURRENTY BASKET	[3]	152,400	187
TOTAL WARRANTS		210,800	438	0.00%

TOTAL OTHER INVESTMENTS		$9,446,367	$11,653,786	10.98%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2010

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	58,200.00	HEAD N V NY REGISTRY SH	[3]	$105,697	$33,174
	20,000.00	NINTENDO	[3]	676,450	698,000
				782,147	731,174	0.69%

Consumer Services	5,500.00	COMPANHIA DE BEBIDAS DAS A		563,197	509,080
	10,000.00	CORE-MARK HOLDING CO INC	[3]	326,650	298,200
				889,847	807,280	0.76%

Retailing	2,000.00	AARON'S INC		53,056	55,720	0.05%

TOTAL CONSUMER DISCRETIONARY				1,725,050	1,594,174	1.50%

CONSUMER STAPLES
Food & Staples Retailing	15,000.00	WAL MART STORES INC COM		750,223	801,450	0.75%

Food, Beverage & Tobacco	10,000.00	ALTRIA GROUP INC		172,750	198,600
	9,400.00	DIAGEO P L C SPON ADR NEW		586,834	631,586
	2,500.00	GENERAL MLS INC COM		169,737	178,275
	2,500.00	HERSHEY CO COM		90,063	91,075
	5,000.00	LORILLARD INC		323,175	378,500
	10,000.00	NESTLE S A SPONSORED ADR		396,899	475,100
	15,000.00	PHILIP MORRIS INTL INC COM		627,562	682,650
	2,000.00	SMUCKER J M CO COM NEW		121,939	120,140
				2,488,959	2,755,926	2.60%

Household & Personal Products	6,000.00	PROCTER & GAMBLE CO COM		391,831	369,300	0.35%

TOTAL CONSUMER STAPLES				3,631,013	3,926,676	3.70%

ENERGY	11,700.00	BP PLC SPONSORED ADR		554,964	656,604
	5,100.00	BP PRUDHOE BAY ROYALTY TRUST		435,300	415,701
	3,000.00	BUCKEYE PARTNERS L P UNIT		146,923	166,500
	10,000.00	CONOCOPHILLIPS COM		521,465	480,000
	9,000.00	CPFL ENERGIA		433,927	531,810
	2,000.00	DIAMOND OFFSHORE DRILL COM		194,022	183,060
	2,000.00	ENBRIDGE ENERGY PARTNERS		96,489	103,860
	11,000.00	ENCANA CORP COM		296,520	336,490
	10,500.00	ENERGY TRANSFER EQUITY LP		249,388	336,315
	11,500.00	ENERGY TRANSFER PRTNRS UNI		494,758	514,510
	13,440.00	ENTERPRISE PRODS PARTN COM		294,395	412,205
	6,004.00	EXXON MOBIL CORP COM		453,624	386,838
	2,000.00	INERGY L P UNIT LTD PTNR		72,211	71,260
	5,000.00	KINDER MORGAN ENERGY UT LT		261,494	304,200
	175.00	KINDER MORGAN MANAGEMENT	[3]	7,910	9,475
	66,901.00	KINDER MORGAN MGMT FRACTIONAL	[3]	30	36
	15,000.00	LINN ENERGY LLC		270,792	390,450
	12,500.00	MARKWEST ENERGY PARTNERS L		159,043	362,125
	10,000.00	MLP & STRATEGIC EQUITY FUND		138,072	151,699
	2,000.00	NATIONAL OILWELL VARCO COM		76,950	81,800

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2010

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

ENERGY (Continued)	3,000.00	ONEOK PARTNERS LP		155,009	186,120
	2,000.00	PEABODY ENERGY CORP COM		90,750	84,240
	10,000.00	PENN WEST ENERGY TR TR UNIT		181,713	164,300
	5,000.00	PETROLEO BRASILEIRO SA SPON		211,139	202,850
	5,000.00	PLAINS ALL AMERICAN PIPELINE		245,274	265,450
	50.00	SASOL		2,275	1,830
	10,000.00	TOTAL FINA S A SPONSORED A		505,647	575,900
	9,000.00	TRANSMONTAIGNE LP		248,755	244,980
	5,000.00	WALTER ENERGY INC		365,555	324,600
TOTAL ENERGY				7,164,393	7,945,207	7.48%

FINANCIALS
Banks	50,000.00	BLADEX - BANCO LATIN AMERI		562,990	708,000	0.67%

Insurance	2.00	BERKSHIRE HATHAWAY A	[3]	218,700	229,200
	1,000.00	TRAVELERS COMPANIES COM		51,295	50,670
	1,000.00	W. R. BERKLEY CORP		24,662	24,330
				294,657	304,200	0.29%

Real Estate	35,000.00	MEDICAL PPTYS TR INC COM		370,003	350,350
	1,000.00	VENTAS INC		39,085	42,200
				409,088	392,550	0.37%

Financial	1,000.00	IBERIABANK CORP		54,694	53,440	0.05%

TOTAL FINANCIALS				1,321,429	1,458,190	1.37%

HEALTH CARE	1,500.00	ALCON INC COMMON		234,398	233,565
Health Care Equipment & Services	2,000.00	COVIDIEN PLC		109,285	101,120
	1,000.00	CRYOLIFE INC.	[3]	15,192	6,290
	50.00	LABORATORY CORP AMER HLDGS	[3]	3,536	3,555
	2,900.00	MEDTRONIC INC COM		156,441	124,381
	5,500.00	VARIAN MEDICAL SYSTEMS	[3]	215,449	276,595
				734,301	745,506	0.70%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2010

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

Pharmaceuticals & Biotechnology	5,500.00	AMGEN INC COM	[3]	293,069	321,640
	15,000.00	BRISTOL MYERS SQUIBB COM		370,569	365,400
	10,000.00	GLAXOSMITHKLINE PLC SPONSO		306,136	390,100
	7,500.00	JOHNSON & JOHNSON COM		460,378	471,450
	35,000.00	MERCK & CO INC COM		1,134,485	1,336,300
	3,000.00	PDL BIOPHARMA INC COM		30,543	19,200
	72,200.00	PFIZER INC COM		1,427,522	1,347,252
				4,022,702	4,251,342	4.00%

Asia Ex-Japan Stock	2,000.00	FRESENIUS MED CARE AG SPON		110,365	101,280	0.10%

TOTAL HEALTH CARE				4,867,369	5,098,128	4.80%

INDUSTRIALS
Capital Goods	5,000.00	3M COMPANY		412,920	402,450
	5,500.00	CATERPILLAR INC DEL COM		226,983	287,320
	7,500.00	DEERE & CO COM		425,212	374,625
	6,400.00	EMERSON ELEC CO COM		259,662	265,856
	7,000.00	GENERAL ELEC CO COM		138,897	112,560
	4,000.00	JOY GLOBAL INC		223,958	182,960
	10,000.00	NORTHROP GRUMMAN CORP		496,246	566,000
	200.00	SIEMENS A G SPONSORED ADR		14,415	17,822
	9,000.00	TEEKAY LNG PARTNERS LP		168,342	243,000
				2,366,636	2,452,593	2.31%

Transportation	5,000.00	BURLINGTON NORTHERN SANTA FE		490,675	498,650	0.47%

TOTAL INDUSTRIALS				2,857,311	2,951,243	2.78%

INFORMATION TECHNOLOGY
Software & Services	28,500.00	MICROSOFT CORP COM		677,657	803,130
	7,000.00	ORACLE CORP COM		148,921	161,420
				826,578	964,550	0.91%

Technology Hardware & Equipment	50,000.00	3COM CORPORATION	[3]	377,250	372,500
	3,900.00	CISCO SYS INC COM	[3]	89,516	87,633
	1,000.00	INTERNATIONAL BUS. MACHINES		133,046	122,390
	1,300.00	L-3 COMMUNICATIONS HOLDINGS		137,210	108,342
	3,700.00	WESTERN DIGITAL CORP COM	[3]	156,802	140,563
				893,824	831,428	0.78%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2010

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

Semiconductors &	13,000.00	INTEL CORP COM		217,275	252,200
Semiconductor Equipment

TOTAL INFORMATION TECHNOLOGY				1,937,677	2,048,178	1.93%

MATERIALS	500.00	BHP BILLITON LTD SPONSORED		31,497	34,685
	110.00	BROOKFIELD INFRASTRUCTURE		2,310	1,758
	1,000.00	CF INDUSTRIES HOLDINGS, INC		71,800	92,860
	1,000.00	CLIFFS NATURAL RESOURCES		43,615	39,950
TOTAL MATERIALS				149,222	169,253	0.16%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO		87,426	87,300
	20,000.00	AT&T CORP COM		538,448	507,200
	30,000.00	BT GROUP		589,198	653,100
	16,500.00	CHINA MOBILE HONG KONG SPO		821,090	774,675
	15,000.00	FRANCE TELECOM SPONSORED A		390,091	345,900
	20,000.00	PARTNER COMMUNICATIONS		331,201	414,800
	38,000.00	SK TELECOM LTD SPONSORED A		651,851	658,540
	5,688.00	TELECOM CP NEW ZEALAND SPO		82,004	47,609
	18,500.00	TELECOMUNCA DE SAO PAULO		418,772	414,030
	2,000.00	TELEFONICA S A SPONSORED A		118,089	143,200
	20,000.00	TELSTRA LTD SPONS ADR FINAL		289,700	295,000
	23,000.00	VERIZON COMMUNICATIONS COM		733,965	676,660
	10,000.00	VODAFONE GROUP		216,664	214,600
	10,000.00	WINDSTREAM CORP COM		136,850	103,100
TOTAL TELECOMMUNICATION SERVICES				5,405,349	5,335,714	5.03%

UTILITIES	2,500.00	AMEREN CORP COM		70,262	63,875
	2,000.00	AMERIGAS PARTNERS LP UNIT		79,520	79,060
	5,000.00	CMS ENERGY CORP COM		77,275	75,850
	15,000.00	COMPANHIA DE SANEAMENTO SP	[3]	476,428	510,750
	2,500.00	CONSTELLATION ENERGY COM		87,402	80,700
	2,500.00	DTE ENERGY CO COM		109,838	105,100
	37,500.00	DUKE ENERGY CORP COM		566,469	619,875
	2,500.00	EDISON INTERNATIONAL		90,338	83,300
	12,500.00	ENERSIS		236,672	287,000
	1,500.00	ENTERGY CORP NEW COM		111,577	114,465
	1,000.00	EXELON CORP COM		49,935	45,620
	8,600.00	NISOURCE INC COM		128,636	122,550
	2,500.00	ONEOK INC NEW COM		107,538	105,475
	9,500.00	SOUTHERN CO COM		326,330	304,000
TOTAL UTILITIES				2,518,218	2,597,620	2.45%

INVESTMENT IN AFFILIATE	1,000.00	BROYHILL INDUSTRIES, INC.	[2,3]	463,245	517,361	0.49%

TOTAL INVESTMENTS IN COMMON STOCKS				$32,040,275	$33,641,744	31.68%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
January 31, 2010

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS:
POWERSHARES QQQ PUT OPTION $42 EXP 06/19/10	[3]	50	$6,951	$11,000
POWERSHARES QQQ PUT OPTION $44 EXP 03/20/10	[3]	100	9,501	21,600
SPDR TRUST PUT OPTION $104 EXP 6/19/10	[3]	50	16,851	25,000
SPDR TRUST PUT OPTION $105 EXP 3/20/10	[3]	75	11,326	21,000
TOTAL INVESTMENTS IN PUT OPTIONS			$44,628	$78,600	0.07%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS  (Continued ) (Unaudited)
January 31, 2010

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
COMCAST CORP 7% PFD		10,000	$228,661	$251,100
FREEPORT-MCMORAN COPPER & GOLD PFD		2,500	224,823	246,000
LEARNINGSTATION.COM	[2,3]	1,224,661	500,000	-
ODYSSEY 8.125% PREFERRED S		1,000	25,095	25,140
RAM REINSURANCE 0.00% PFD	[2,3]	10	1,001,109	250,000

TOTAL INVESTMENTS IN PREFERRED STOCKS			$1,979,688	$772,240	0.73%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS  (Continued ) (Unaudited)
January 31, 2010

			Market	Percent of
Industries	Company Name	Cost	Value	Net Assets

Short-term Investments	First American Treasury Oblig. Fund Z	$10,260,496	$10,260,496	9.66%

TOTAL INVESTMENTS - MARKET VALUE			$105,351,379	99.22%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			824,491	0.78%

TOTAL NET ASSETS			$106,175,870	100.00%

1In default
2Market value determined by the Fund's Board of Directors
3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
January 31, 2010

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

LIABILITIES:
CALL OPTIONS:
3M COMPANY CALL OPTION $85 EXP 7/17/10	[3]	(50.00)	(16,399)	(14,250)
AARON'S INC CALL OPTION $30 EXP 2/20/10	[3]	(20.00)	(1,280)	(1,200)
ALCON INC CALL OPTION $165 EXP 2/20/10	[3]	(15.00)	(1,995)	(585)
BP PRUDHOE BAY CALL OPTION $85 EXP 3/20/10	[3]	(1.00)	(44)	(147)
CATERPILLAR CALL OPTION $65 EXP 5/22/10	[3]	(55.00)	(7,039)	(3,850)
CISCO SYSTEMS CALL OPTION $27 EXP 4/17/10	[3]	(20.00)	(600)	(220)
CLIFFS NATURAL RESOURCES CALL OPTION $47 EXP 4/17/10	[3]	(10.00)	(4,130)	(1,950)
COMPANHIA DE BEBIDAS CALL OPTION $110 EXP 2/20/10	[3]	(15.00)	(2,970)	(300)
COMPANHIA DE BEBIDAS CALL OPTION $115 EXP 4/17/10	[3]	(20.00)	(4,060)	(500)
DEERE & CO CALL OPTION $60 EXP 6/19/10	[3]	(75.00)	(16,724)	(12,000)
DIAMOND OFFSHORE CALL OPTION $98.125 EXP 3/20/10	[3]	(20.00)	(4,360)	(3,600)
EMERSON ELECTRIC CALL OPTION $45 EXP 6/19/10	[3]	(64.00)	(8,191)	(7,360)
GENERAL ELECTRIC CALL OPTION $18 EXP 6/19/10	[3]	(20.00)	(800)	(900)
HERSHEY CALL OPTION $37.50 EXP 2/20/10	[3]	(25.00)	(1,850)	(1,375)
INTERNATIONAL BUSINESS MACH CALL OPTION $140 EXP 4/17/10	[3]	(10.00)	(1,870)	(380)
JM SMUCKER CALL OPTION $65 EXP 4/17/10	[3]	(20.00)	(2,660)	(1,200)
JOY GLOBAL CALL OPTION $70 EXP 4/17/10	[3]	(20.00)	(2,560)	(200)
L-3 COMMUNICATIONS CALL OPTION $100 EXP 4/17/10	[3]	(13.00)	(637)	(130)
MARKET VECTORS CALL OPTION $50 EXP 3/20/10	[3]	(30.00)	(6,870)	(1,080)
MARKET VECTORS CALL OPTION $52 EXP 3/20/10	[3]	(10.00)	(1,210)	(200)
MARKET VECTORS CALL OPTION $54 EXP 3/20/10	[3]	(20.00)	(6,160)	(300)
PEABODY ENERGY CALL OPTION $49 EXP 3/20/10	[3]	(20.00)	(6,100)	(1,380)
W. R. BERKLEY CALL OPTION $25 EXP 4/17/10	[3]	(10.00)	(1,280)	(750)
WALTER ENERGY CALL OPTION $85 EXP 3/20/10	[3]	(50.00)	(18,399)	(3,250)
WESTERN DIGITAL CALL OPTION $47 EXP 2/20/10	[3]	(15.00)	(1,920)	(75)

TOTAL CALL OPTIONS			(120,104)	(57,182)	-0.05%

PUT OPTIONS:
APPLE COMPUTER PUT OPT 180	[3]	(10.00)	(5,679.78)	(8,090.00)
JOY GLOBAL PUT OPT 44.0000	[3]	(40.00)	(9,119.32)	(11,360.00)
US OIL PUT OPT 35.0000 04	[3]	(150.00)	(33,675.02)	(27,600.00)
US OIL FUND LP PUT OPT 30	[3]	(250.00)	(64,247.33)	(54,250.00)

TOTAL PUT OPTIONS			(112,721)	(101,300)	-0.10%

TOTAL CALL AND PUT OPTIONS			$(232,825)	$(158,482)	-0.15%

TOTAL CALL OPTIONS			(698,476)	(475,446)	-0.46%

PUT OPTIONS:
BOEING PUT OPTION $30 8/22/09	[3]	(50.00)	(15,400)	(100)
CME GROUP PUT OPTION $250 9/19/09	[3]	(10.00)	(15,280)	(7,550)
GENERAL DYNAMICS PUT OPTION $35 8/22/09	[3]	(50.00)	(16,400)	(250)
GOOGLE INC PUT OPTION $250 9/19/09	[3]	(2.00)	(3,081)	(10)
ISHARES BRAZIL FUND PUT OPTION $45 9/19/09	[3]	(150.00)	(25,198)	(5,250)
ISHARES MSCI EMERGING MKTS PUT OPTION $26 9/19/09	[3]	(200.00)	(17,097)	(2,600)
ISHARES MSCI EMERGING MKTS PUT OPTION $27 9/19/09	[3]	(200.00)	(21,398)	(3,400)
ISHARES MSCI EMERGING MKTS PUT OPTION $28 9/19/09	[3]	(200.00)	(26,598)	(4,600)
ISHARES FTXE/CHINA PUT OPTION $35 8/22/09	[3]	(100.00)	(13,299)	(1,600)
ISHARES MSCI JAPAN PUT OPTION $6 9/19/09	[3]	(750.00)	(18,750)	(3,750)
ISHARES MSCI JAPAN PUT OPTION $7 9/19/09	[3]	(750.00)	(38,625)	(3,750)
ISHARES SILVER TRUST PUT OPTION $10 10/17/09	[3]	(250.00)	(12,250)	(1,500)
MARKET VECTORS GOLD PUT OPTION $30 9/19/09	[3]	(350.00)	(25,222)	(3,500)
MARKET VECT GOLD PUT OPTION $32 9/19/09	[3]	(350.00)	(40,735)	(14,000)

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
January 31, 2010

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS (Continued):
NORTHROP GRUMMAN PUT OPTION $35 8/22/09	[3]	(50.00)	(15,400)	(250)
POWERSHARES QQQ PUT OPTION $25 9/19/09	[3]	(200.00)	(26,000)	(400)
POWERSHARES QQQ PUT OPTION $27 9/19/09	[3]	(200.00)	(36,800)	(800)
SUN MICROSYSTEMS PUT OPTION $6 10/17/09	[3]	(500.00)	(37,235)	(1,500)
UNITED STATES OIL PUT OPTION $20 10/17/09	[3]	(125.00)	(13,500)	(625)
UNITED STATES OIL PUT OPTION $25 10/17/09	[3]	(100.00)	(24,800)	(2,400)
US NATURAL GAS PUT OPTION $10 10/17/09	[3]	(500.00)	(26,996)	(20,000)
US NATURAL GAS PUT OPTION $12 10/17/09	[3]	(500.00)	(58,995)	(55,000)
WAL MART STORES PUT OPTION $40 9/19/09	[3]	(50.00)	(7,700)	(250)
WAL MART STORES PUT OPTION $45 9/19/09	[3]	(50.00)	(13,850)	(1,300)
			(550,609)	(134,385)	-0.13%

TOTAL CALL AND PUT OPTIONS			(1,249,084)	$(609,831)	-0.60%

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
January 31, 2010

1.	ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended.  Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation.  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A. Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges.  Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Fund’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

The carrying value of the investment in the wholly owned subsidiary is based on independent appraisals and internal assessments of the fair market values of the subsidiary’s underlying investments.  Equity in earnings of the wholly owned subsidiary in the statement of operations represents the current year earnings of the subsidiary accounted for using the equity method.

B. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed.  Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C. Option Writing – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
January 31, 2010

D. Income Taxes – No federal tax provision is required as it is the Fund’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses.  Also, no state income tax provision has been provided because the states in which the Fund has income recognize the tax exempt status of a regulated investment company.

E. Dividend Policy – It is the Fund’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F. Cash and Short-Term Investments – For purposes of financial reporting, the Fund considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash.  Short-term money market investments managed by third party investors are included in investment securities.

G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

H. Fair Value Measurements – The Fund applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy:

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
January 31, 2010

Level 1 – Quoted prices in active markets for identical investments
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$5,340,454	$-	$-	$5,340,454
Mutual Funds
Bond Mutual Funds	30,801,392	-	-	30,801,392
Stock Mutual Funds	12,802,667	-	-	12,802,667
Other Investments
Limited Partnerships	-	-	11,653,348	11,653,348
Warrants	438	-	-	438
Common Stocks
Common Stocks – Publicly Traded	33,124,383	-	-	33,124,383
Common Stocks – Affiliate	-	-	517,361	517,361
Call Options	(57,182)	-	-	(57,182)
Put Options	(22,700)	-	-	(22,700)
Preferred Stocks	522,240	-	250,000	772,240
Short-term Investments	10,260,496	-	-	10,260,496
Total Investments	$92,772,188	$-	$12,420,709	$105,192,897

The table below presents a reconciliation for the three months ended January 31, 2010, for all Level 3 assets that are measured at fair value on a recurring basis.

For the Three Months Ended January 31, 2010	Fair Value Measurement Using Significant Unobservable Inputs
Balance at October 31, 2009	$11,406,675
Transferred to Level 3
Purchases	1,000,000
Sales	(616,240)
Total realized and unrealized gains or losses	630,274
Balance at January 31, 2010	$12,420,709

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
January 31, 2010

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2010, were as follows:

Gross appreciation (excess of value over tax cost)	$8,556,921
Gross depreciation (excess of tax cost over value)	(11,814,620)
Net unrealized depreciation	$(3,257,699)
Cost of investments for income tax purposes	$108,301,910

4.	INVESTMENTS IN AFFILIATES

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock.  The Fund held at least five percent of the outstanding voting stock of the following company during the period ended January 31, 2010.

		Amount of Equity
	Number of Shares Held	In Net Profit And Loss	Dividends	Value at
Issuer	1/31/10	For the Period	(1)	1/31/10

Broyhill Industries, Inc. – Wholly-owned subsidiary	1,000	$(21,553)	$-	$517,361

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiary have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary company on the equity method.

5.	NEW ACCOUNTING PRONOUNCEMENTS

In June 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) 2009-01, an update to the accounting standards for Generally Accepted Accounting Principles, - amendments based on The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles.  The Codification became the source of authoritative United States Generally Accepted Accounting Principles recognized by the FASB to be applied by nongovernmental entities and supersedes all non-SEC accounting and reporting standards.  This update is effective for financial statements issued for interim and annual financial statements ending after September 15, 2009.  The Company adopted this update during the fourth quarter of 2009, and the adoption did not have a material effect on the financial statements.

BMC FUND, INC.
NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
January 31, 2010

In September 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) 2009-12, Fair Value Measurements and Disclosures which addresses investments in certain entities that calculate net asset value per share and is effective for interim and annual periods ending after December 15, 2009.  The Company adopted the ASU 2009-12 during the first quarter of 2010 and the adoption did not have a material effect on the financial statements.

Item 2.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940.  Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
March 24, 2010

/s/ Paul H. Broyhill
Paul H. Broyhill
Chairman and
Chief Executive Officer
March 24, 2010